UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Eminence Capital, LLC
Address:    200 Park Avenue, Suite 3300
            New York, New York 10166


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ricky C. Sandler
Title:   Managing Member
Phone:   (212) 808-3590

Signature, Place, and Date of Signing:

/s/ Ricky C. Sandler      New York, New York             February 25, 2000
  [Signature]               [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                40
                                                 --------

Form 13F Information Table Value Total:          $217,554
                                                 --------
                                                (thousands)




List of Other Included Managers:

None


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
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                                  TITLE
                                   OF                      VALUE                                 INVESTMENT      OTHER      VOTING
NAME OF ISSUER                    CLASS      CUSIP        (X$1000)   SHARES  SH/PRN   PUT/CALL   DISCRETION     MANAGERS     SOLE
------------------------------------------------------------------------------------------------------------------------------------
***GLOBAL TECH APPLIANCES INC     COMMON    G39320109         727    105,704  SHARES               SOLE                     SOLE
AMFM INC                          COMMON    001693100       5,869     75,000  SHARES               SOLE                     SOLE
ANDREW CORP                       COMMON    034425108       1,448     76,450  SHARES               SOLE                     SOLE
BINDLREY WESTERN INDUSTRY INC.    COMMON    090324104         895     59,425  SHARES               SOLE                     SOLE
CENTENNIAL CELLULAR CORP-CL A     COMMON    15133V208       5,801     70,000  SHARES               SOLE                     SOLE
COMFORT SYSTEMS USA INC           COMMON    199908104         564     76,450  SHARES               SOLE                     SOLE
D R HORTON INC                    COMMON    23331A109       2,417    175,000  SHARES               SOLE                     SOLE
DAISYTEK INTERNATIONAL CORP       COMMON    234053106      15,058    645,900  SHARES               SOLE                     SOLE
FINISH LINE INC-CL A              COMMON    317923100         517     95,000  SHARES               SOLE                     SOLE
FINLAY ENTERPRISES INC            COMMON    317884203       5,764    397,500  SHARES               SOLE                     SOLE
GALILEO INTERNATIONAL INC         COMMON    363547100       5,688    190,000  SHARES               SOLE                     SOLE
HEALTHWORLD CORP                  COMMON    42222E103         491     23,672  SHARES               SOLE                     SOLE
HILTON HOTELS CORP                COMMON    432848109       6,120    640,000  SHARES               SOLE                     SOLE
HUSSMAN INTERNATIONAL INC         COMMON    448110106       6,888    457,300  SHARES               SOLE                     SOLE
INSIGNIA FINANCIAL GROUP INC      COMMON    45767A105       8,583    988,000  SHARES               SOLE                     SOLE
INTERMEDIA COMMUNICATIONS OF      COMMON    458801107       6,792    175,000  SHARES               SOLE                     SOLE
JONES APPAREL GROUP INC           COMMON    480074103       3,798    140,000  SHARES               SOLE                     SOLE
KAUFMAN & BROAD HOME CORP         COMMON    486168107       2,346     97,000  SHARES               SOLE                     SOLE
KROLL O GARA CO (THE)             COMMON    501050108         536     32,500  SHARES               SOLE                     SOLE
LENNAR CORP                       COMMON    526057104       2,275    140,000  SHARES               SOLE                     SOLE
LNR PROPERTY CORP                 COMMON    501940100      12,730    640,500  SHARES               SOLE                     SOLE
MIRAGE RESORTS INC                COMMON    60462E104       5,506    364,000  SHARES               SOLE                     SOLE
PAYLESS SHOESOURCE INC.           COMMON    704379106      12,220    260,000  SHARES               SOLE                     SOLE
PFSWEB INC                        COMMON    717098107       2,250     60,000  SHARES               SOLE                     SOLE
PIERCE LEAHY CORP                 COMMON    720722107      15,033    347,590  SHARES               SOLE                     SOLE
POLO RALPH LAUREN CORP CL A       COMMON    731572103      13,223    775,000  SHARES               SOLE                     SOLE
PRIME HOSPITALITY CORP            COMMON    741917108       1,895    215,000  SHARES               SOLE                     SOLE
STARWOOD HOTELS & RESORTS         COMMON    85590A203       9,400    400,000  SHARES               SOLE                     SOLE
STEINER LEISURE LTD               COMMON    P8744Y102       5,423    325,000  SHARES               SOLE                     SOLE
STEWART ENTERPRISES INC-CL A      COMMON    860370105         484    101,933  SHARES               SOLE                     SOLE
SUIZA FOODS CORPORATION           COMMON    865077101       9,510    240,000  SHARES               SOLE                     SOLE
SUPERIOR CONSULTANT HLDGS CORP    COMMON    868146101         577     40,484  SHARES               SOLE                     SOLE
SYLVAN LEARNING SYSTEMS INC       COMMON    871399101         431     33,128  SHARES               SOLE                     SOLE
TELEPHONE & DATA SYSTEMS INC      COMMON    879433100      17,640    140,000  SHARES               SOLE                     SOLE
TOLL BROTHERS INC                 COMMON    889478103       2,421    130,000  SHARES               SOLE                     SOLE
UNITED STATES CELLULAR CORP       COMMON    911684108      15,185    150,442  SHARES               SOLE                     SOLE
UNITED STATIONERS INC             COMMON    913004107       8,640    302,500  SHARES               SOLE                     SOLE
US ONCOLOGY INC                   COMMON    90338W103         494    100,000  SHARES               SOLE                     SOLE
XEROX CORP                        COMMON    984121103         681     30,000  SHARES               SOLE                     SOLE
YORK INTERNATIONAL CORP NEW       COMMON    986670107       1,235     45,000  SHARES               SOLE                     SOLE

                                            TOTAL         217,554
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